Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 1,117	$ 1,195
Less: allowance for doubtful accounts	(38)	(37)	$ (30)
Less: allowance for sales adjustments	(41)	(36)
Net trade receivables	1,038	1,122
Other receivables	19	29
Trade and other receivables	$ 1,057	$ 1,151